ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
14.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The components of accounts payable and accrued liabilities are as follows:

	Successor
	As at December 31,
	2014	2013
Trade payables	$76.0	$59.5
Accrued payroll and related liabilities	27.5	34.5
Accrued interest	5.3	5.4
Accrued benefit obligation – pension plan (note 16)	8.2	8.2
Accrued benefit obligation – other employee future benefit plans (note 16)	6.5	6.1
Restructuring (note 20)	0.2	0.7
Payables related to capital projects	3.8	1.8
Environmental and remedial	0.9	0.3
Derivative liabilities	2.0	–
Other	6.9	3.2
	$137.3	$119.7

The company entered into a settlement agreement with the PACE Industry Union-Management Pension Fund (PIUMPF), and accordingly, $9.9 million was reclassified from accrued payroll and related liabilities to other long-term obligations at September 30, 2014. See note 17, Other long-term obligations for detailed disclosure of the agreement.